Revenues	12 Months Ended
Dec. 31, 2019
Revenues
Revenues

16.  Revenues

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Online marketplace services
Online marketing services	1,209,275	11,515,575	26,813,641	3,851,539
Transaction services	531,416	1,604,415	3,328,245	478,072
Merchandise sales	3,385	—	—	—
	1,744,076	13,119,990	30,141,886	4,329,611

Contract balances

The Group’s contract liabilities comprised of customer advances, deferred revenues and portions of payable to merchants:

	As of
	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	US$
Customer advances and deferred revenues	191,482	605,970	87,042
Payable to merchants	72,939	116,557	16,742

Customer advances and deferred revenues and payable to merchants relate to considerations received in advance for online marketing services and transaction services, for which control of the services occur at a later point in time. The increase in the balance of contract liabilities was in line with the growth in online marketing services revenues and higher value of orders placed by consumers for which the related transaction services have not been completed. During the year ended December 31, 2019, revenues of RMB219,017 were recognized from the carrying value of contract liabilities as of December 31, 2018. During the year ended December 31, 2018, revenues of RMB83,639 were recognized from the carrying value of contract liabilities as of December 31, 2017.